Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS ― 104.1%
	AEROSPACE PRODUCT AND PARTS MANUFACTURING ― 1.7%
365	Boeing Co./The *	$77,073
512	Honeywell International, Inc.	106,240
257	Lockheed Martin Corp.	118,318
2,378	Raytheon Technologies Corp.	232,949
		534,580
	AGRICULTURAL IMPLEMENT MANUFACTURING ― 0.3%
216	Deere & Co.	87,521

	AUTOMOBILE AND LIGHT DUTY MOTOR VEHICLE MANUFACTURING ― 2.4%
6,891	Ford Motor Co.	104,261
2,443	Tesla, Inc. *	639,504
		743,765
	AUTOMOBILE DEALERS ― 0.1%
455	CarMax, Inc. *	38,084

	BEVERAGE & FOOD ― 0.4%
1,043	Brown-Forman Corp. - Class B	69,652
273	Constellation Brands, Inc.	67,193
		136,845
	BREAKFAST CEREAL MANUFACTURING ― 0.2%
757	General Mills, Inc.	58,062

	BUSINESS SUPPORT SERVICES ― 0.3%
601	Fidelity National Information Services, Inc.	32,875
141	MSCI, Inc.	66,170
		99,045
	CLOTHING STORES ― 0.2%
899	TJX Cos., Inc./The	76,226

	COMMERCIAL BANKING ― 3.3%
8,461	Bank of America Corp.	242,746
731	Bank of New York Mellon Corp./The	32,544
2,012	Citigroup, Inc.	92,632
2,600	JPMorgan Chase & Co.	378,145
671	M&T Bank Corp.	83,043
1,981	US Bancorp	65,452
3,635	Wells Fargo & Co.	155,142
		1,049,704
	COMPUTER AND PERIPHERAL EQUIPMENT MANUFACTURING ― 8.8%
13,062	Apple, Inc.	2,533,635
1,144	International Business Machines Com.	153,079
1,130	Seagate Technology Holdings PLC (1)	69,913
		2,756,627
	COMPUTER SYSTEMS DESIGN AND RELATED SERVICES ― 0.7%
99	Paycom Software, Inc. *	31,803
200	ServiceNow, Inc. *	112,394
195	Synopsys, Inc. *	84,905
		229,102
	CONSTRUCTION MACHINERY MANUFACTURING ― 0.6%
817	Caterpillar, Inc.	201,023

	COSMETICS, BEAUTY SUPPLIES AND PERFUME STORES ― 0.3%
711	Bath & Body Works, Inc.	26,663
326	Estee Lauder Cos., Inc./The - Class A	64,020
		90,683

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)(Continued)

Shares		Value
	COURIERS AND EXPRESS DELIVERY SERVICES ― 0.6%
286	FedEx Corp.	$70,899
628	United Parcel Service, Inc. - Class B	112,569
		183,468
	CREDIT CARD ISSUING ― 0.6%
651	American Express Co.	113,404
591	Capital One Financial Corp.	64,638
		178,042
	CRUDE PETROLEUM EXTRACTION ― 0.1%
1,287	APA Corp.	43,977

	DATA PROCESSING, HOSTING AND RELATED SERVICES ― 0.5%
164	FactSet Research Systems, Inc.	65,707
776	Fiserv, Inc. *	97,892
		163,599
	DIAGNOSTIC IMAGING CENTERS ― 0.2%
452	Quest Diagnostics, Inc.	63,533

	DIRECT INSURANCE (EXCEPT LIFE, HEALTH AND MEDICAL) CARRIERS ― 1.9%
1,505	Berkshire Hathaway, Inc. - Class B *	513,205
403	Chubb Ltd. (1)	77,602
		590,807
	DIRECT LIFE, HEALTH AND MEDICAL INSURANCE CARRIERS ― 2.3%
1,848	American International Group, Inc.	106,334
1,129	Centene Corp. *	76,151
90	Humana, Inc.	40,242
1,022	UnitedHealth Group, Inc.	491,214
		713,941
	ELECTRIC POWER GENERATION, TRANSMISSION AND DISTRIBUTION ― 1.7%
2,283	Alliant Energy Corp.	119,812
878	Ameren Corp.	71,706
1,215	Constellation Energy Corp.	111,233
2,167	Evergy, Inc.	126,596
142	First Solar, Inc. *	26,993
817	Pinnacle West Capital Corp.	66,553
		522,893
	ELECTRONIC SHOPPING AND MAIL-ORDER HOUSES ― 3.3%
7,942	Amazon.com, Inc. *	1,035,318

	EMPLOYMENT SERVICES ― 0.4%
1,524	Robert Half International, Inc.	114,635

	ENGINE, TURBINE AND POWER TRANSMISSION EQUIPMENT ― 0.2%
688	General Electric Co.	75,577

	FINANCIAL TRANSACTIONS PROCESSING, RESERVE AND CLEARINGHOUSE ACTIVITIES ― 2.3%
689	Mastercard, Inc.	270,984
1,386	PayPal Holdings, Inc. *	92,488
1,527	Visa, Inc. - Class A	362,631
		726,103
	FOOTWEAR MANUFACTURING ― 0.4%
1,169	NIKE, Inc. - Class B	129,023

	GENERAL MEDICAL AND SURGICAL HOSPITALS ― 0.3%
280	HCA Healthcare, Inc.	84,974

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)(Continued)

Shares		Value
	GENERAL MERCHANDISE STORES, INCLUDING WAREHOUSE CLUBS AND SUPERCENTERS ― 1.5%
421	Costco Wholesale Corp.	$226,658
353	Target Corp.	46,561
1,456	Walmart, Inc.	228,854
		502,073
	GOLD ORE MINING ― 0.1%
641	Newmont Corp.	27,345

	GROCERY AND RELATED PRODUCT MERCHANT WHOLESALERS ― 0.5%
1,158	Kroger Co./The	54,426
1,310	Sysco Corp.	97,202
		151,628
	HOME CENTERS ― 1.1%
1,145	Home Depot, Inc./The	355,683

	HOTELS (EXCEPT CASINO HOTELS) AND MOTELS ― 0.6%
994	Marriott International Inc./MD - Class A	182,588

	HOUSEHOLD APPLIANCE MANUFACTURING ― 0.3%
1,240	A O Smith Corp.	90,247

	HOUSEHOLD APPLIANCES AND ELECTRICAL AND ELECTRONIC GOODS MERCHANT WHOLESALERS ― 0.6%
2,827	Johnson Controls International PLC (1)	192,632

	INDUSTRIAL GAS MANUFACTURING ― 0.8%
1,091	CF Industries Holdings, Inc.	75,737
449	Linde PLC (1)	171,105
		246,842
	INDUSTRIAL MACHINERY MANUFACTURING ― 0.7%
757	Applied Materials, Inc.	109,417
1,746	Pentair PLC (1)	112,792
		222,209
	INSURANCE AGENCIES AND BROKERAGES ― 0.8%
505	Aon PLC - Class A (1)	174,326
355	Marsh & McLennan Cos., Inc.	66,768
		241,094
	INSURANCE CARRIERS ― 0.6%
2,458	Aflac, Inc.	171,568

	INTERNET PUBLISHING AND BROADCASTING AND WEB SEARCH PORTALS ― 6.2%
6,103	Alphabet, Inc. - Class A *	730,529
3,977	Alphabet, Inc. - Class C *	481,098
1,938	Meta Platforms, Inc. - Class A *	556,167
388	Netflix, Inc. *	170,910
		1,938,704
	INVESTMENT BANKING AND SECURITIES DEALING ― 1.8%
2,354	Charles Schwab Corp./The	133,425
470	Goldman Sachs Group, Inc./The	151,594
1,686	Morgan Stanley	143,984
336	S&P Global, Inc.	134,699
		563,702

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)(Continued)

Shares		Value
	LESSORS OF REAL ESTATE PROPERTY ― 2.4%
551	American Tower Corp.	$106,861
1,071	Camden Property Trust	116,600
519	Crown Castle International Corp.	59,135
524	Digital Realty Trust, Inc.	59,668
80	Equinix, Inc.	62,715
3,695	Healthpeak Properties, Inc.	74,270
408	Prologis, Inc.	50,033
1,225	Realty Income Corp.	73,243
244	SBA Communications Corp.	56,549
1,210	Welltower, Inc.	97,877
		756,951
	MACHINERY, EQUIPMENT AND SUPPLIES MERCHANT WHOLESALERS ― 0.5%
2,922	Fastenal Co.	172,369

	MANAGEMENT CONSULTING SERVICES ― 0.5%
495	Accenture PLC - Class A (1)	152,747

	MANAGEMENT OF COMPANIES AND ENTERPRISES ― 1.1%
1,819	Dominion Energy, Inc.	94,206
862	Duke Energy Corp.	77,356
2,336	NextEra Energy, Inc.	173,331
		344,893
	MATERIALS ― 0.2%
1,969	Mosaic Co./The	68,915

	MEDICAL EQUIPMENT AND SUPPLIES MANUFACTURING ― 1.7%
517	Becton Dickinson and Co.	136,493
3,186	Boston Scientific Corp. *	172,331
1,169	Edwards Lifesciences Corp. *	110,272
376	Stryker Corp.	114,714
		533,810
	METAL ORE MINING ― 0.3%
2,744	Freeport-McMoRan, Inc.	109,760

	METAL VALVE MANUFACTURING ― 0.4%
2,222	Masco Corp.	127,498

	MISCELLANEOUS DURABLE GOODS MERCHANT WHOLESALERS ― 0.4%
297	Pool Corp.	111,268

	MOTION PICTURE AND VIDEO PRODUCTION ― 0.8%
2,522	Fox Corp. - Class A	85,748
1,778	Walt Disney Co. *	158,740
		244,488
	MOTOR VEHICLE AND MOTOR VEHICLE PARTS AND SUPPLIES MERCHANT WHOLESALERS ― 0.3%
983	Copart, Inc. *	89,659

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)(Continued)

Shares		Value
	NAVIGATIONAL, MEASURING, ELECTROMEDICAL AND CONTROL INSTRUMENTS MANUFACTURING ― 3.7%
564	Agilent Technologies, Inc.	$67,821
804	Danaher Corp.	192,960
200	IDEXX Laboratories, Inc. *	100,446
637	L3Harris Technologies, Inc.	124,705
1,393	Medtronic PLC (1)	122,723
136	Northrop Grumman Corp.	61,989
74	Roper Technologies, Inc.	35,579
850	Teradyne, Inc.	94,631
452	Thermo Fisher Scientific, Inc.	235,831
685	Trane Technologies PLC (1)	131,013
		1,167,698
	OIL AND GAS EXTRACTION ― 0.2%
502	Devon Energy Corp.	24,267
976	EQT Corp.	40,143
		64,410
	OTHER CONVERTED PAPER PRODUCT MANUFACTURING ― 0.3%
725	Kimberly-Clark Corp.	100,094

	OTHER FINANCIAL INVESTMENT ACTIVITIES ― 0.1%
42	BlackRock, Inc.	29,028

	OTHER INFORMATION SERVICES ― 0.4%
1,266	CoStar Group, Inc. *	112,674

	OTHER PLASTICS PRODUCT MANUFACTURING ― 0.3%
933	3M Co.	93,384

	OTHER TRAVEL ARRANGEMENT AND RESERVATION SERVICES ― 0.3%
36	Booking Holdings, Inc. *	97,212

	OUTPATIENT CARE CENTERS ― 0.1%
423	DaVita, Inc. *	42,499

	PAPERBOARD MILLS ― 0.2%
533	Packaging Corp. of America	70,441

	PETROLEUM REFINERIES ― 3.1%
1,417	Chevron Corp.	222,965
2,327	ConocoPhillips	241,100
3,855	Exxon Mobil Corp.	413,449
1,267	Occidental Petroleum Corp.	74,500
295	Valero Energy Corp.	34,604
		986,618
	PHARMACEUTICAL AND MEDICINE MANUFACTURING ― 6.6%
1,226	Abbott Laboratories	133,658
1,206	AbbVie, Inc.	162,484
446	Amgen, Inc.	99,021
1,430	Bristol-Myers Squibb Co.	91,449
702	Eli Lilly & Co.	329,223
1,121	Gilead Sciences, Inc.	86,395
1,874	Johnson & Johnson	310,184
1,978	Merck & Co., Inc.	228,241
285	Moderna, Inc. *	34,628
5,504	Pfizer, Inc.	201,887
95	Regeneron Pharmaceuticals, Inc. *	68,261
290	Vertex Pharmaceuticals, Inc. *	102,054

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)(Continued)

Shares		Value
	PHARMACEUTICAL AND MEDICINE MANUFACTURING ― 6.6% (Continued)
200	West Pharmaceutical Services, Inc.	$76,494
844	Zoetis, Inc.	145,345
		2,069,324
	PHARMACIES AND DRUG STORES ― 0.3%
1,372	CVS Health Corp.	94,846

	PIPELINE TRANSPORTATION OF NATURAL GAS ― 0.6%
5,855	Williams Cos., Inc./The	191,049

	PROFESSIONAL AND COMMERCIAL EQUIPMENT AND SUPPLIES MERCHANT WHOLESALERS ― 0.2%
838	Henry Schein, Inc. *	67,962

	RADIO AND TELEVISION BROADCASTING AND WIRELESS COMMUNICATIONS EQUIPMENT MANUFACTURING ― 0.8%
333	Motorola Solutions, Inc.	97,662
1,348	QUALCOMM, Inc.	160,466
		258,128
	RAIL TRANSPORTATION ― 0.6%
344	Norfolk Southern Corp.	78,005
518	Union Pacific Corp.	105,994
		183,999
	RESIDENTIAL BUILDING CONSTRUCTION ― 0.5%
1,163	Lennar Corp.	145,736

	RESTAURANTS AND OTHER EATING PLACES ― 1.5%
30	Chipotle Mexican Grill, Inc. *	64,170
719	McDonald's Corp.	214,557
1,933	Starbucks Corp.	191,483
		470,210
	SECURITIES AND COMMODITY EXCHANGES ― 0.6%
476	CME Group, Inc.	88,198
802	Intercontinental Exchange, Inc.	90,690
		178,888
	SEMICONDUCTOR AND OTHER ELECTRONIC COMPONENT MANUFACTURING ― 7.0%
1,497	Advanced Micro Devices, Inc. *	170,523
1,587	Amphenol Corp. - Class A	134,816
573	Analog Devices, Inc.	111,626
332	Broadcom, Inc.	287,987
5,363	Intel Corp.	179,339
148	Lam Research Corp.	95,143
988	Micron Technology, Inc.	62,353
2,206	NVIDIA Corp.	933,181
166	NXP Semiconductors NV (1)	33,977
549	ON Semiconductor Corp. *	51,924
484	Skyworks Solutions, Inc.	53,574
470	Texas Instruments, Inc.	84,609
		2,199,052
	SNACK FOOD MANUFACTURING ― 0.4%
1,904	Mondelez International, Inc.	138,878

	SOAP AND CLEANING COMPOUND MANUFACTURING ― 1.5%
347	Air Products and Chemicals, Inc.	103,937
1,322	Colgate-Palmolive Co.	101,847
1,706	Procter & Gamble Co./The	258,868
		464,652

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)(Continued)

Shares		Value
	SOFT DRINK AND ICE MANUFACTURING ― 1.5%
2,817	Coca-Cola Co./The	$169,640
1,652	Pepsico, Inc.	305,983
		475,623
	SOFTWARE PUBLISHERS ― 10.3%
1,104	Activision Blizzard, Inc.	93,067
508	Adobe, Inc. *	248,407
351	Autodesk, Inc. *	71,818
500	Cadence Design Systems, Inc. *	117,260
351	Intuit, Inc.	160,825
6,335	Microsoft Corp.	2,157,321
1,472	Oracle Corp.	175,300
1,031	Salesforce.com, Inc. *	217,809
		3,241,807
	SOYBEAN AND OTHER OILSEED PROCESSING ― 0.2%
632	Archer-Daniels-Midland Co.	47,754

	STEEL PRODUCT MANUFACTURING FROM PURCHASED STEEL ― 0.2%
720	Steel Dynamics, Inc.	78,430

	SUPPORT ACTIVITIES FOR CROP PRODUCTION ― 0.3%
1,589	Corteva, Inc.	91,050

	SUPPORT ACTIVITIES FOR MINING ― 0.3%
1,611	Schlumberger NV (1)	79,132

	HOME HEALTH CARE SERVICES ― 0.4%
348	Intuitive Surgical, Inc. *	118,995

	TELEPHONE APPARATUS MANUFACTURING ― 0.8%
4,844	Cisco Systems, Inc.	250,629

	TOBACCO MANUFACTURING ― 0.4%
2,835	Altria Group, Inc.	128,426

	TRANSPORTATION ― 0.2%
2,283	CSX Corp.	77,850

	TRAVELER ACCOMMODATION ― 0.3%
1,960	MGM Resorts International	86,083

	WIRED AND WIRELESS TELECOMMUNICATIONS CARRIERS ― 1.5%
5,220	AT&T, Inc.	83,259
3,792	Comcast Corp. - Class A	157,557
399	T-Mobile US, Inc. *	55,421
3,488	Verizon Communications, Inc.	129,719
3,916	Warner Bros. Discovery, Inc. *	49,107
		475,063

	TOTAL COMMON STOCKS (Cost $25,824,595)	$32,703,454

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)(Continued)

Contracts		Notional ($)	Value
	PURCHASED OPTION ― 0.4%
	Put Option ― 0.4%
70	S&P 500 Index at $ 4,320, Expires July 31, 2023	31,189,130	$121,100
	TOTAL PURCHASED OPTION (Premiums paid $115,968)		121,100

Shares
	SHORT TERM INVESTMENT ― 0.2%
75,603	Invesco Government & Agency Portfolio Short-Term Investments Trust - Institutional Class, 5.078% (2)		75,603
	TOTAL SHORT TERM INVESTMENT (Cost $75,603)		75,603

	TOTAL INVESTMENTS ― 104.7% (Cost $26,016,166)		32,900,157
	Liabilities in Excess of Other Assets ― (4.7)%		(1,475,067)
	TOTAL NET ASSETS ― 100.0%		$31,425,090

Contracts
	WRITTEN OPTIONS ― (0.4)%
	Call Option ― (0.3)%
(70)	S&P 500 Index at $4,570, Expires July 31, 2023	(31,189,130)	(105,140)
	Total Call Option Written (Premiums received $105,022)		(105,140)

	Put Option ― (0.1)%
(70)	S&P 500 Index at $3,790, Expires July 31, 2023	(31,189,130)	(14,000)
	Total Put Option Written (Premiums received $13,800)		(14,000)
	TOTAL WRITTEN OPTIONS ― (0.4)% (Premiums received $118,822)		$(119,140)

*	Non Income Producing.
(1)	Foreign Issued Security
(2)	Rate quoted is seven-day yield at period end.

Abbreviations used in this schedule:
PLC ― Public Limited Company

Ziegler FAMCO Hedged Equity Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Options and any other financial derivatives not traded on an exchange are valued by an independent pricing service using pricing models. Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.  Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Capital Management, LLC (the "Adviser" or “Ziegler”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Ziegler FAMCO Hedged Equity Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments in each category investment type as of June 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$32,703,454	$-	$-	$32,703,454
Purchased Options	121,100	-	-	121,100
Short-Term Investment	75,603			75,603
Total	$32,900,157	$-	$-	$32,900,157

Liabilities
Written Options	$(119,140)	$-	$-	$(119,140)
Total	$(119,140)	$-	$-	$(119,140)

See the Schedule of Investments for further detail of investment classifications.